Financial instruments and risk management - Liquidity risk (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
Current contract liabilities	₽ 4,560,634	₽ 2,785,402	[1]
Liquidity risk
Financial instruments and risk management
Net current assets (liabilities)	(1,101,789)
Current contract liabilities	4,560,634
Remaining contractual maturities of financial liabilities
Contractual cash flows	10,952,687	11,325,367
Carrying value	9,197,993	9,472,914
Liquidity risk | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	5,240,966	5,315,182
Carrying value	4,048,059	4,302,297
Liquidity risk | Non-convertible bonds
Remaining contractual maturities of financial liabilities
Contractual cash flows	4,514,560	4,771,840
Carrying value	3,985,802	3,972,640
Liquidity risk | Other loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	3,871	1,540
Carrying value	3,793	1,488
Liquidity risk | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	222,389	274,447
Carrying value	197,045	241,997
Liquidity risk | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows	970,901	962,358
Carrying value	963,294	954,492
Liquidity risk | Less than 1 year
Remaining contractual maturities of financial liabilities
Contractual cash flows	2,319,297	1,881,703
Liquidity risk | Less than 1 year | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	1,091,707	752,223
Liquidity risk | Less than 1 year | Non-convertible bonds
Remaining contractual maturities of financial liabilities
Contractual cash flows	257,280	257,280
Liquidity risk | Less than 1 year | Other loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	784	1,540
Liquidity risk | Less than 1 year | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	116,469	94,775
Liquidity risk | Less than 1 year | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows	853,057	775,885
Liquidity risk | 1-2 yrs
Remaining contractual maturities of financial liabilities
Contractual cash flows	5,247,984	1,135,318
Liquidity risk | 1-2 yrs | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	823,594	717,226
Liquidity risk | 1-2 yrs | Non-convertible bonds
Remaining contractual maturities of financial liabilities
Contractual cash flows	4,257,280	257,280
Liquidity risk | 1-2 yrs | Other loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	3,087
Liquidity risk | 1-2 yrs | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	96,756	93,050
Liquidity risk | 1-2 yrs | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows	67,267	67,762
Liquidity risk | 2-5 yrs
Remaining contractual maturities of financial liabilities
Contractual cash flows	3,385,406	8,308,346
Liquidity risk | 2-5 yrs | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	3,325,665	3,845,733
Liquidity risk | 2-5 yrs | Non-convertible bonds
Remaining contractual maturities of financial liabilities
Contractual cash flows		4,257,280
Liquidity risk | 2-5 yrs | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	9,164	86,622
Liquidity risk | 2-5 yrs | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows	₽ 50,577	₽ 118,711

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).